Basis of Presentation and Basis of Consolidation - International financial reporting standards (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Movement In Lease Liabilities [Roll Forward]
Gross finance lease obligations	$ 28,641
Total lease liabilities	$ 25,872
Present value of finance lease liabilities		$ 66,471
IFRS 16
Movement In Lease Liabilities [Roll Forward]
Operating lease obligations at December 31, 2018		31,263
Minimum lease payments on finance lease liabilities at December 31, 2018		74,918
Gross finance lease obligations		106,181
Discounting		9,238
Total lease liabilities		96,943
Present value of finance lease liabilities		66,471
Additional lease liabilities as a result of the initial application of IFRS 16		$ 30,472